Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare		¥ 3,381,670		¥ 3,148,555
VAT and other taxes payable		5,284,937		5,462,014
Deposits payable		1,113,778		995,778
Due to insurance carriers		1,212,329		1,357,228
Other payables to suppliers	[1]	4,285,544		5,027,395
Accrued expenses and other liabilities		¥ 15,278,258	$ 2,093,113	¥ 15,990,970

[1]	Other payable mainly includes payable to suppliers for promotion service, daily operation, IPO service and other service.